RETIREMENT-RELATED BENEFITS - Net Funded Status (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net funded status recognized in the Consolidated Balance Sheet
Noncurrent assets - pension assets	$ 58	$ 61	$ 58	$ 1
Current liabilities - accrued compensation and benefits	(503)	(509)	(381)	(350)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations	$ (671)	$ (716)	(856)	(550)
Defined Benefit Pension Plans
Net funded status recognized in the Consolidated Balance Sheet
Noncurrent assets - pension assets			58
Current liabilities - accrued compensation and benefits			(28)
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations			(836)	(548)
Funded Status, net			(807)	(548)
Nonpension Postretirement Plans
Net funded status recognized in the Consolidated Balance Sheet
Noncurrent assets - pension assets				1
Noncurrent liabilities - retirement and nonpension postretirement benefit obligations			(18)	$ (1)
Funded Status, net			$ (19)